Non-cash Transactions - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Non-cash transactions
Non-monetary transaction, Property, Plant and Equipment		R$ 37,567	R$ 43,985
Somos - Anglo (Predecessor)
Non-cash transactions
Non-monetary transaction, Property, Plant and Equipment	R$ 29,090			R$ 8,526
Somos - Anglo (Predecessor) | Finance leases
Non-cash transactions
Non-monetary transaction, Property, Plant and Equipment	R$ 20,855